Label	Element	Value
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Disciplined U.S. Growth Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that are “growth companies”. Glenmede Investment Management LP (the “Advisor”) considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $355 million to $3.8 trillion as of December 31, 2024. The Advisor considers “growth companies” to be those companies that are included in the Russell 1000® Growth Index. That capitalization range was $1.7 billion to $3.8 trillion as of December 31, 2024.
The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures, and material environmental, social and governance (ESG) criteria. As ESG information is just one investment criterion, ESG considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	2 The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market. 3 The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmedeim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest quarterly return was 24.98% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.63% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Therefore, you could lose money by investing in the Portfolio.
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Stocks in larger companies may underperform relative to, and may not be able to respond as quickly to business risks and opportunities as, smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Frequent Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Growth Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Tax Managed Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.51%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	14.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%	[1]
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	33.36%
Past 5 Years	rr_AverageAnnualReturnYear05	18.96%
Since Inception	rr_AverageAnnualReturnSinceInception	17.48%
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Morningstar Large Growth Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.96%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	14.59%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%	[2]
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Disciplined U.S. Growth Equity Portfolio - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2016	rr_AnnualReturn2016	7.37%
Annual Return 2017	rr_AnnualReturn2017	28.06%
Annual Return 2018	rr_AnnualReturn2018	(4.75%)
Annual Return 2019	rr_AnnualReturn2019	35.05%
Annual Return 2020	rr_AnnualReturn2020	18.81%
Annual Return 2021	rr_AnnualReturn2021	33.51%
Annual Return 2022	rr_AnnualReturn2022	(21.36%)
Annual Return 2023	rr_AnnualReturn2023	27.36%
Annual Return 2024	rr_AnnualReturn2024	20.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.63%)
Past 1 Year	rr_AverageAnnualReturnYear01	20.65%
Past 5 Years	rr_AverageAnnualReturnYear05	13.90%
Since Inception	rr_AverageAnnualReturnSinceInception	14.02%
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Disciplined U.S. Growth Equity Portfolio - Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.54%
Past 5 Years	rr_AverageAnnualReturnYear05	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	10.97%
Equity Portfolios - Institutional Classes | Disciplined U.S. Growth Portfolio | Disciplined U.S. Growth Equity Portfolio - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.28%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	10.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.05%	[3]

[1]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[2]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[3]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.